CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Stock Payable [Member]	Subscription Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning balance, Shares at Feb. 29, 2016	41,461,543
Beginning balance, Amount at Feb. 29, 2016	$ 414,615	$ 30,967,377	$ 37,500	$ (12,150)		$ (31,422,874)	$ (15,532)
Common stock issued for cash, Shares	6,999,707
Common stock issued for cash, Amount	$ 69,997	1,502,453	800,500	5,000			2,377,950
Stock issued for compensation, Shares	775,000
Stock issued for compensation, Amount	$ 7,750	571,618	1,857,121	7,150			2,443,639
Stock issued for acquisitions, Shares	3,000,000
Stock issued for acquisitions, Amount	$ 30,000	1,110,000	731,250				1,871,250
Stock issued for domain names, Shares	369,750
Stock issued for domain names, Amount	$ 3,698	151,043					154,740
Exercise of stock options, Shares
Exercise of stock options, Amount		11,948					11,948
Imputed interest		19,040					19,040
Accumulated other comprehensive income					1,868		1,868
Net Loss						(7,219,626)	(7,219,626)
Ending balance, Shares at Feb. 28, 2017	52,606,000
Ending balance, Amount at Feb. 28, 2017	$ 526,060	34,333,479	3,426,371		1,868	(38,642,500)	(354,722)
Common stock issued for cash, Shares	6,818,333
Common stock issued for cash, Amount	$ 68,183	1,261,817	332,732				1,662,732
Common stock issued for stock payable, Shares	8,039,382
Common stock issued for stock payable, Amount	$ 80,394	2,478,667	(2,559,061)
Stock issued for compensation, Shares	8,512,776
Stock issued for compensation, Amount	$ 85,128	2,147,203	521,792				2,754,124
Stock issued for acquisitions, Shares	8,333,333
Stock issued for acquisitions, Amount	$ 83,333	2,328,334					2,411,667
Conversion of debt			223,000				223,000
Exercise of stock options, Shares	200,000
Exercise of stock options, Amount	$ 2,000	18,000					20,000
Conversion of accrued expenses		164,743	276,769				441,512
Warrants issued with debt		450,000					450,000
BCF		450,246					450,246
Imputed interest		66,257					66,257
Accumulated other comprehensive income					3,230		3,230
Net Loss						(10,243,396)	(10,243,396)
Ending balance, Shares at Feb. 28, 2018	84,509,824
Ending balance, Amount at Feb. 28, 2018	$ 845,098	$ 43,698,746	$ 2,221,603		$ 5,098	$ (48,885,896)	$ (2,115,351)